REVENUE AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
REVENUE AND SEGMENT INFORMATION
REVENUE AND SEGMENT INFORMATION

5      REVENUE AND SEGMENT INFORMATION

(a)      Revenue

Revenue recognized during the year is as follows:

	For the year ended December 31
	2018	2019	2020
	(Restated)	(Restated)
Revenue from contracts with customers (net of value-added tax)
Sale of goods	179,785,704	188,752,179	184,077,018
Rendering of services	325,055	1,145,304	1,587,246
	180,110,759	189,897,483	185,664,264
Revenue from other sources
Rental income	240,153	317,915	329,989

	180,350,912	190,215,398	185,994,253

(a)	Disaggregated revenue information

	For the year ended December 31, 2020
					Corporate
		Primary			and other
	Alumina	Aluminum	Energy		operating	Inter-segment
	segment	segment	Segment	Trading	segments	elimination	Total
Type of goods or services
Sales of goods	42,295,806	51,729,483	7,184,216	151,540,471	449,058	(69,122,016)	184,077,018
Rendering of services	—	—	—	3,768,342	—	(2,181,096)	1,587,246
Total revenue	42,295,806	51,729,483	7,184,216	155,308,813	449,058	(71,303,112)	185,664,264

Geographical markets
Mainland China	42,295,806	51,729,483	7,184,216	146,666,981	449,058	(71,303,112)	177,022,432
Outside of mainland China	—	—	—	8,641,832	—	—	8,641,832
Total revenue from contracts with customers	42,295,806	51,729,483	7,184,216	155,308,813	449,058	(71,303,112)	185,664,264

Timing of revenue recognition
Goods transferred at a point in time	42,295,806	51,729,483	7,184,216	151,540,471	449,058	(69,122,016)	184,077,018
Services transferred over time	—	—	—	3,768,342	—	(2,181,096)	1,587,246
Total revenue from contracts with customers	42,295,806	51,729,483	7,184,216	155,308,813	449,058	(71,303,112)	185,664,264

The following table shows the amounts of revenue recognized in the current reporting period that were included in the contract liabilities at the beginning of the reporting period:

	For the year ended December 31, 2019 (Restated)
					Corporate
		Primary			and other	Inter-
	Alumina	Aluminum	Energy		operating	segment
	segment	segment	Segment	Trading	segments	elimination	Total
Type of goods or services
Sales of goods	43,690,995	49,043,864	7,335,347	156,158,740	492,624	(67,969,391)	188,752,179
Rendering of services	—	—	—	2,724,083	—	(1,578,779)	1,145,304
Total revenue	43,690,995	49,043,864	7,335,347	158,882,823	492,624	(69,548,170)	189,897,483

Geographical markets
Mainland China	43,690,995	49,043,864	7,335,347	153,106,808	492,624	(69,548,170)	184,121,468
Outside of mainland China	—	—	—	5,776,015	—	—	5,776,015
Total revenue from contracts with customers	43,690,995	49,043,864	7,335,347	158,882,823	492,624	(69,548,170)	189,897,483

Timing of revenue recognition
Goods transferred at a point in time	43,690,995	49,043,864	7,335,347	156,158,740	492,624	(67,969,391)	188,752,179
Services transferred over time	—	—	—	2,724,083	—	(1,578,779)	1,145,304
Total revenue from contracts with customers	43,690,995	49,043,864	7,335,347	158,882,823	492,624	(69,548,170)	189,897,483

	2019	2020
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
– Sale of goods	1,543,164	1,565,285
– Others	36,158	73,541

	1,579,322	1,638,826

(ii)       Performance obligations

Information about the Group’s performance obligations is summarised below:

Revenue from sales of products (including sales of the other materials)

The performance obligation is satisfied upon delivery of the industrial products and payment is generally due within 30 to 90 days from delivery, except for new customers, where advance is normally required.

Sales of goods were made in a short period of time and the performance obligation was mostly satisfied in one year or less at the end of each year，thus the Group applied the expedient of not to disclose the transaction price allocated to unsatisfied performance obligation.

Rendering of services

The performance obligation is satisfied over time as services are rendered and payment is generally due upon completion of the relevant services.

Amounts expected to be recognized as revenue for remaining contract performance obligation:

	For the year ended December 31
	2019	2020
Within one year	1,638,826	1,399,340
After one year	125,758	182,859

	1,764,584	1,582,199

The remaining performance obligations expected to be recognized in more than one year relate to rendering of services that are to be satisfied within 1 – 10 years. All the other remaining performance obligations are satisfied in one year or less at the end of each year.

(b)      Segment information

The executive presidents committee of the Company have been identified as the chief operating decision makers. The committee is responsible for the review of the internal reports in order to allocate resources to operating segments and assess their performance.

The committee considers the business from a product perspective comprising alumina, primary aluminum and energy for the Group’s manufacturing business, which are identified as separate reportable operating segments. In addition, the Group’s trading business is identified as a separate reportable operating segment. The Group’s reportable operating segments also include corporate and other operating segments.

The committee assesses the performance of operating segments based on profit or loss before income tax in related periods. The manner of assessment used by the committee is consistent with that applied to the consolidated financial information for the year ended December 31, 2019. Management has determined the reportable operating segments based on the reports reviewed by the committee that are used to make strategic decisions.

The Group’s five reportable operating segments are summarised as follows:

•

The alumina segment, which consists of mining and purchasing bauxite and other raw materials, refining bauxite into alumina, and selling alumina both internally to the Group’s aluminum enterprises and trading enterprises and externally to customers outside the Group. This segment also includes the production and sale of multi-form alumina bauxite.

•

The primary aluminum segment, which consists of procuring alumina and other raw materials, supplemental materials and electricity power, smelting alumina to produce primary aluminum which is sold to the Group’s trading enterprises and external customers, including Chinalco and its subsidiaries. This segment also includes the production and sale of carbon products and aluminum alloy and other aluminum products.

•

The trading segment, which consists of the trading of alumina, primary aluminum, aluminum fabrication products, other non-ferrous metal products, coal products and raw materials and supplemental materials and logistics and transport services to internal manufacturing plants and external customers. The products are sourced from fellow subsidiaries and international and domestic suppliers of the Group. Sales of products manufactured by the Group’s manufacturing business are included in the total revenue of the trading segment and are eliminated with the segment revenue of the respective segments which supplied the products to the trading segment.

•

The energy segment mainly includes coal mining, electricity generation by thermal power, wind power and solar power, new energy related equipment manufacturing business. Sales of coals are mainly to the Group’s internal and external coal consuming customers; electricity is sold to regional power grid corporations.

•	Corporate and other operating segments, which mainly include management of corporate, research and development activities and others.

Prepaid current income tax and deferred tax assets are excluded from segment assets, and income tax payable and deferred tax liabilities are excluded from segment liabilities. All sales among the reportable operating segments were conducted on terms mutually agreed among group companies, and have been eliminated upon consolidation.

	Year ended December 31, 2020
					Corporate
					and other	Inter-
		Primary			operating	segment
	Alumina	aluminum	Energy	Trading	segments	elimination	Total
Total revenue	42,382,097	51,889,084	7,184,216	155,392,357	449,611	(71,303,112)	185,994,253
Inter-segment revenue	(29,436,854)	(11,458,500)	(243,788)	(30,058,138)	(105,832)	71,303,112	—

Sales of self-produced products (Note (i))	—	—	—	21,492,083	—	—	—

Sales of products sourced from external suppliers	—	—	—	103,842,136	—	—	—

Revenue from external customers	12,945,243	40,430,584	6,940,428	125,334,219	343,779	—	185,994,253

Segment profit/(loss) before income tax	1,427,294	2,023,168	(77,235)	555,864	(1,705,175)	(68,699)	2,155,217

Income tax expense							(582,188)

Profit for the year							1,573,029

Other items
Finance income	42,912	58,437	36,333	72,632	16,607	—	226,921
Finance costs	(826,521)	(1,364,606)	(995,572)	(170,937)	(1,062,892)	—	(4,420,528)
Share of profits and losses of joint ventures	75,405	-	35,308	5,011	64,778	—	180,502
Share of profits and losses of associates	4,930	(35,328)	(17,905)	38,683	155,357	—	145,737
Depreciation of right-of-use assets	(364,655)	(234,387)	(96,967)	(21,075)	(50,469)	—	(767,553)
Depreciation and amortization (excluding the depreciation of right- of-use assets)	(2,934,949)	(2,937,761)	(1,943,524)	(23,287)	(71,281)	—	(7,910,802)
(Losses)/gain on disposal of property, plant and equipment	(15,274)	456,925	3,989	2,147	652	—	448,439
Realized loss on futures, forward and option contracts, net	—	—	—	675,442	(152,064)	—	523,378
Other income	21,549	11,087	55,561	33,207	18,147	—	139,551
Impairment loss on property, plant and equipment	(23,135)	(388,755)	—	(4,951)	—	—	(416,841)
Unrealized (losses)/gains on futures contracts,net	—	—	—	(27,705)	17,311	—	(10,394)
Gain on disposal of subsidiaries	—	—	—	—	11,305	—	11,305
Changes for impairment of inventories	(121,286)	103,524	(15,642)	2,184	981	—	(30,239)
Provision for impairment of receivables	(58,778)	(14,417)	(108,059)	(414,342)	(383,238)	—	(978,834)
Dividends from other financial assets measured at fair value	—	—	—	—	82,794	—	82,794
Investments in associates	88,356	539,058	396,454	1,565,235	6,584,307	—	9,173,410
Investments in joint ventures	1,076,085	—	334,763	43,258	1,920,447	—	3,374,553

Additions during the year:
Intangible assets	2,157	3,546	—	1,413	266	—	7,382
Right-of-use assets	12,001	—	59,010	2,875	2,893	—	76,779
Property, plant and equipment (Note (ii))	2,317,271	1,069,086	881,810	328,033	25,119	—	4,621,319

(i) The sales of self-produced products include sales of self-produced alumina amounting  to  RMB12,465 million, sales of self-produced primary aluminum amounting to RMB8,784  million,  and  sales  of  self-produced  other  products  amounting to RMB243 million.

(ii) The additions to property, plant and equipment under sale and leaseback contracts are not included.

	Year ended December 31, 2019 (Restated)
					Corporate
					and other	Inter-
		Primary			operating	segment
	Alumina	aluminum	Energy	Trading	segments	elimination	Total
Total revenue	43,899,982	49,089,019	7,345,971	158,935,656	492,940	(69,548,170)	190,215,398
Inter-segment revenue	(29,573,401)	(11,694,382)	(236,136)	(27,877,188)	(167,063)	69,548,170	—

Sales of self-produced products (Note (i))	—	—	—	24,380,771	—	—	—

Sales of products sourced from external suppliers	—	—	—	106,677,697	—	—	—

Revenue from external customers	14,326,581	37,394,637	7,109,835	131,058,468	325,877	—	190,215,398

Segment profit/(loss) before income tax	844,848	687,246	403,479	958,007	(987,704)	213,085	2,118,961

Income tax expense	—	—	—	—	—	—	(628,376)

Profit for the year							1,490,585

Other items
Finance income	61,644	53,252	35,093	105,664	5,540	—	261,193
Finance costs	(651,238)	(1,328,730)	(1,064,769)	(224,292)	(1,652,512)	—	(4,921,541)
Share of profits and losses of joint ventures	86,245	—	(22,272)	3,767	202,375	—	270,115
Share of profits and losses of associates	(6,319)	11,621	(32,660)	36,579	39,546	—	48,767
Depreciation of right-of-use assets	(495,693)	(338,975)	(146,139)	(45,541)	(49,477)	—	(1,075,825)
Depreciation and amortization (excluding the depreciation of right-of-use assets)	(2,830,153)	(3,235,356)	(1,488,077)	(79,365)	(81,467)	—	(7,714,418)
(Losses)/gains on disposal of property, plant and equipment and intangible assets	(576,669)	833,288	(3,982)	7,271	(224)	—	259,684
Realized gain on futures, forward and option contracts, net	—	—	60,671	—	—	—	60,671
Other income	21,252	716	11,382	47,666	3,595	—	84,611
Impairment on property, plant and equipment	(8,742)	(247,112)	—	(3,500)	—	—	(259,354)
Unrealized gain on futures, forward and option contracts,net	—	—	—	(9,851)	—	—	(9,851)
Gain on disposal of subsidiaries	118	—	3,014	2,738	255,317	—	261,187
Changes for impairment of inventories	69,740	166,331	34,136	(19,076)	—	—	251,131
Reversal of/(provision for) impairment of receivables, net of bad debts recovered	6,837	1,088	(53,227)	(122,420)	(3,294)	—	(171,016)
Dividends from other financial assets measured at fair value	—	—	1,000	—	96,775	—	97,775
Investments in associates	83,424	574,385	362,757	2,021,964	6,469,871	—	9,512,401
Investments in joint ventures	1,076,085	—	79,199	298,991	1,931,307	—	3,385,582

Additions during the year:
Intangible assets	209,366	949,013	(5,062)	1,869	200	—	1,155,386
Right-of-use assets	1,080,285	131,797	8,411	27,365	—	—	1,247,858
Property, plant and equipment (Note (ii))	6,490,041	2,381,644	1,454,659	132,841	165,832	—	10,625,017
(i)

The sales of self-produced products include sales of self-produced alumina amounting to RMB13,330 million, sales of self-produced primary aluminum amounting to RMB10,689 million, and sales of self-produced other products amounting to RMB362 million.

(ii)	The additions to property, plant and equipment under sale and leaseback contracts are not included.

	Year ended December 31, 2018 (Restated)
					Corporate and
					other
		Primary			operating	Inter-segment
	Alumina	aluminum	Energy	Trading	segments	elimination	Total
Total revenue	44,150,937	53,802,172	7,235,273	142,532,936	667,235	(68,037,641)	180,350,912
Inter-segment revenue	(29,392,495)	(12,457,863)	(198,337)	(25,775,920)	(213,026)	68,037,641	—
Sales of self-produced products (Note (i))	—	—	—	34,564,441	—	—	—
Sales of products sourced from external suppliers	—	—	—	82,192,575	—	—	—

Revenue from external customers	14,758,442	41,344,309	7,036,936	116,757,016	454,209	—	180,350,912

Segment profit /(loss) before income tax	3,496,381	(929,298)	26,020	748,495	(1,267,146)	198,103	2,272,555
Income tax expense	—	—	—	—	—	—	(826,366)

Profit for the year							1,446,189

	Year ended December 31, 2018 (Restated)
					Corporate and
					other
		Primary			operating	Inter-segment
	Alumina	aluminum	Energy	Trading	segments	elimination	Total
Other items
Finance income	100,125	54,458	15,744	136,603	185,392	—	492,322
Finance costs	(399,344)	(1,131,622)	(1,047,285)	(367,003)	(1,937,438)	—	(4,882,692)
Share of profits and losses of joint ventures	37,377	8	(225,377)	9,010	(20,470)	—	(199,452)
Share of profits and losses of associates	(1,141)	17,102	(52,368)	19,375	56,367	—	39,335
Depreciation of right-of-use assets	(39,027)	(41,175)	(9,335)	(18,615)	—	—	(108,152)
Depreciation and amortization (excluding the depreciation of right-of-use assets)	(2,846,051)	(2,954,801)	(1,962,081)	(108,069)	(82,963)	—	(7,953,965)
Gains /(losses) on disposal of property, plant and equipment and intangible assets	53,116	15,211	24,780	20,036	(12,045)	—	101,098
Realized gain on futures, forward and option contracts, net	(716)	—	2,855	47,601	(9,248)	—	40,492
Other income	57,777	38,220	29,858	6,718	2,794	—	135,367
Impairment on property, plant and equipment	—	—	(7,450)	(39,034)	—	—	(46,484)
Unrealized gain on futures, forward and option contracts, net	—	—	—	100,967	—	—	100,967
Gain on disposal of subsidiaries	7,671	—	—	—	(4,154)	—	3,517

Changes for impairment of inventories	(54,463)	(273,796)	(7,884)	(17,802)	—	—	(353,945)
Reversal of/(provision for) impairment of receivables, net of bad debts recovered	19,320	(9,406)	(23,327)	(84,922)	(9,621)	—	(107,956)
Dividends from other financial assets measured at fair value	—	—	1,000	—	108,914	—	109,914
Loss on disposal of associates	—	—	(1,904)	—	—	—	(1,904)
(Losses)/gain on previously held equity interest remeasured at an acquisition-date fair value	—	—	(3,177)	—	751,263	—	748,086
Investments in associates	89,734	558,759	2,064,425	131,691	3,518,853	—	6,363,462
Investments in joint ventures	989,840	—	435,867	77,211	1,890,431	—	3,393,349

Additions during the year:
Intangible assets	99,089	753	2,754	514	194	—	103,304
Right-of-use assets	2,786	—	—	52	—	—	2,838
Property, plant and equipment (Note (ii))	2,564,003	4,602,580	1,610,442	102,956	143,839	—	9,023,820

(i) The sales of self-produced products include sales of self-produced alumina amounting to RMB16,561 million, sales of self-produced primary aluminum amounting to RMB13,517  million,  and  sales  of  self-produced  other  products  amounting to RMB4,486 million.

(ii) The additions to property, plant and equipment under sale and leaseback contracts are not included.

	As of December 31, 2020
					Corporate
					and other
		Primary			operating
	Alumina	aluminum	Energy	Trading	segments	Total
As of December 31, 2020

Segment assets	87,409,820	62,050,175	39,671,083	20,520,759	44,594,935	254,246,772
Reconciliation:
Elimination of inter-segment receivables						(60,582,399)
Other eliminations						(360,498)
Corporate and other Unallocated assets:						—
Deferred tax assets						1,481,235
Prepaid income tax						116,574

Total assets						194,901,684

Segment liabilities	48,883,452	39,204,713	26,197,235	12,815,610	55,475,215	182,576,225
Elimination of inter-segment payables						(60,582,397)
Corporate and other Unallocated liabilities:						—
Deferred tax liabilities						1,437,087
Income tax payable						299,053

Total liabilities						123,729,968

	As of December 31, 2019 (Restated)
					Corporate
					and other
		Primary			operating
	Alumina	aluminum	Energy	Trading	segments	Total
Segment assets	90,584,165	63,155,573	38,886,172	17,496,224	49,658,116	259,780,250
Reconciliation:						—
Elimination of inter-segment receivables						(58,151,596)
Other eliminations						(106,985)
Corporate and other unallocated assets:						—
Deferred tax assets						1,522,729
Prepaid income tax						93,093

Total assets						203,137,491

Segment liabilities	47,247,335	38,588,473	26,582,436	9,376,820	66,771,364	188,566,428
Elimination of inter-segment payables						(58,151,596)
Corporate and other unallocated liabilities:						—
Deferred tax liabilities						1,712,739
Income tax payable						252,454

Total liabilities						132,380,025

The Group mainly operates in Mainland China. Geographical information on operating segments is as follows:

	For the year ended December 31
	2018	2019	2020
	(Restated)	(Restated)
Segment revenue from external customers
– Mainland China	171,134,353	184,439,383	177,352,421
– Outside of Mainland China	9,216,559	5,776,015	8,641,832
	180,350,912	190,215,398	185,994,253

	December 31,	December 31,
	2019	2020
	(Restated)
Non-current assets (excluding financial assets and deferred tax assets)
– Mainland China	147,876,838	142,671,962
– Outside of Mainland China	2,668,533	2,890,338
	150,545,371	145,562,300

For the year ended December 31, 2020, revenues of approximately RMB46,262 million (2019: RMB40,567 million, 2018: RMB32,852 million)  were  derived  from  entities  directly  or  indirectly  owned or controlled by the PRC government including Chinalco. These revenues are mainly attributable to the alumina, primary aluminum, energy  and  trading  segments.  There were no individual customers that contributed 10% or more of the Group’s revenue during the years ended December 31, 2018, 2019 and 2020.